Changes in liabilities arising from financing activities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	$ (804)	$ 15,270
Non-cash changes	(24,335)	(2,724)
of which: foreign currency translation	(5,035)	(4,857)
of which: fair value changes	(12,625)	4,106
of which: other	(6,675)	(1,972)
Balance	189,943	215,082	$ 202,535
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(14,333)	5,070
Non-cash changes	(10,201)	(5,148)
of which: foreign currency translation	(3,526)	(3,175)
of which: other	(6,675)	(1,972)
Balance	114,621	139,155	139,232
of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(12,249)	(3,093)
Non-cash changes	(1,173)	(475)
of which: foreign currency translation	(1,173)	(475)
Balance	29,676	43,098	46,666
of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(2,084)	8,163
Non-cash changes	(9,028)	(4,673)
of which: foreign currency translation	(2,353)	(2,700)
of which: other	(6,675)	(1,972)
Balance	84,945	96,057	92,566
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	13,782	10,076
Non-cash changes	(13,944)	2,480
of which: foreign currency translation	(1,394)	(1,617)
of which: fair value changes	(12,550)	4,097
Balance	73,638	73,799	61,243
Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(253)	124
Non-cash changes	(190)	(56)
of which: foreign currency translation	(115)	(65)
of which: fair value changes	(75)	9
Balance	1,684	2,128	2,060
UBS AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(461)	15,727
Non-cash changes	(24,225)	(2,705)
of which: foreign currency translation	(5,036)	(4,857)
of which: fair value changes	(12,629)	4,104
of which: other	(6,560)	(1,953)
Balance	190,968	215,655	202,633
UBS AG | Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(19,390)	(550)
Non-cash changes	(3,543)	(2,369)
of which: foreign currency translation	(2,233)	(1,841)
of which: other	(1,310)	(528)
Balance	59,499	82,432	85,351
UBS AG | of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(12,249)	(3,093)
Non-cash changes	(1,173)	(475)
of which: foreign currency translation	(1,173)	(475)
Balance	29,676	43,098	46,666
UBS AG | of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(7,141)	2,543
Non-cash changes	(2,370)	(1,894)
of which: foreign currency translation	(1,061)	(1,366)
of which: other	(1,310)	(528)
Balance	29,823	39,334	38,685
UBS AG | Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	13,277	9,075
Non-cash changes	(12,895)	2,516
of which: foreign currency translation	(1,405)	(1,611)
of which: fair value changes	(11,490)	4,127
Balance	71,842	71,460	59,868
UBS AG | Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(251)	126
Non-cash changes	(193)	(58)
of which: foreign currency translation	(113)	(65)
of which: fair value changes	(80)	7
Balance	1,684	2,128	2,060
UBS AG | Funding from UBS Group AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	5,903	7,076
Non-cash changes	(7,595)	(2,795)
of which: foreign currency translation	(1,285)	(1,340)
of which: fair value changes	(1,060)	(30)
of which: other	(5,250)	(1,425)
Balance	$ 57,943	$ 59,635	$ 55,354